Consolidated Statements of Financial Positions - USD ($) $ in Thousands	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Non-current assets:
Goodwill			$ 7,477	$ 7,557
Property, plant and equipment	69,592	134,027	16	20
Intangible assets	279	311	4,640	5,205
Prepayments, deposits and other receivables				2,011
Financial assets at FVTPL	288	5,170	19,130	37,858	26,928
Interests in joint ventures	16,775	24,597
Total non-current assets	86,934	164,105	31,263	52,651	26,928
Current assets:
Accounts receivable	934	9,803	5,039	8,941	1,428
Prepayments, deposits and other receivables	35,827	7,678	36,941	2,468	5,316
Financial assets at FVTPL	5,723	9,243
Fiduciary bank balances	913	785	1,487	1,874	2,746
Cash and cash equivalents	134,843	152,930	14,337	53,631	25,317
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	373,518	307,422	379,242	342,356	436,945
Assets classified as held for sale	77,045	12,081
Total current assets	450,563	319,503	379,242	342,356	436,945
Total assets	537,497	483,608	410,505	395,007	463,873
Current liabilities:
Clients’ monies held on trust	814	428	847	1,173	1,296
Accounts payable	69	493	10	14	7
Other payables and accruals	18,914	3,253	3,447	5,007	48
Bank borrowings	65,565	65,803
Contract liabilities		10,162	5,291	5,038	4,609
Income tax payable	2,638	4,571	4,053	6,256	2,921
Current liabilities other than liabilities included in disposal groups classified as held for sale	141,389	138,513	13,648	17,488	296,207
Liabilities associated with assets classified as held for sale	17,912	1,030
Total current liabilities	159,301	139,543	13,648	17,488	296,207
Non-current liabilities:
Contract liabilities		1,031	677	4,017	3,261
Deferred tax liability			735	885
Total non-current liabilities		1,031	1,412	4,902	3,261
Total liabilities	159,301	140,574	15,060	22,390	299,468
Capital and reserves:
Share capital	8	8	7	7	5
Treasury shares	(52,235)	(52,235)
Reserves	439,190	389,411	392,924	369,362	164,400
Equity attributable to owners of the Company	386,963	337,184	392,931	369,369	164,405
Non-controlling interests	(8,767)	5,850	2,514	3,248
Total equity	378,196	343,034	395,445	372,617	164,405
Total equity and liabilities	537,497	483,608	410,505	395,007	463,873
AMTD Group
Current assets:
Amount due from related party	195,278	126,444	321,438	275,442	303,541
Subsidiaries
Current assets:
Amount due from related party					98,597
Current liabilities:
Amount due to related party					251,032
Non-controlling Shareholder
Current assets:
Amount due from related party		539
Current liabilities:
Amount due to related party	53,389	53,803
Holding Company
Current liabilities:
Amount due to related party					$ 36,294